Interest income and finance expense - Cash interest (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Expense
Interest paid	R (2,337)	R (2,101)	R (1,304)
Interest received	849	882	998
Net interest paid	R (1,488)	R (1,219)	R (306)